NOTICE OF DISTRIBUTION OF UNDERLYING FUND ANNUAL REPORTS

TO:	U. S. Securities and Exchange Commission
FROM:	Nationwide Life Insurance Company (“Nationwide”)
DATE:	April 14, 2021
RE:	Nationwide Provident VA Separate Account 1 (“Registrant”)
File No. 811-07708

Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the annual reports for the following underlying mutual funds for the period ended December 31, 2020, have been distributed to contract owners.

Some of the underlying mutual funds included in each Fund Company’s annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.

Fund	CIK
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares	0000813383
Deutsche DWS Variable Series I - DWS Bond VIP: Class A	0000764797
Deutsche DWS Variable Series I - DWS Core Equity VIP: Class A	0000764797
Deutsche DWS Variable Series I - DWS CROCI® International VIP: Class A	0000764797
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II	0000912577
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class	0000356494
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV	0000353905
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV	0000353905
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class IV	0000353905
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	0000353905
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	0000811976
VanEck VIP Trust - Emerging Markets Fund: Initial Class	0000811976

VanEck VIP Trust - Global Resources Fund: Initial Class	0000811976
Wells Fargo Variable Trust - VT Discovery Fund: Class 2	0001081402
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	0001081402
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class	0000356494
MFS® Variable Insurance Trust - MFS Growth Series: Service Class	0000918571
MFS® Variable Insurance Trust - MFS Investors Trust Series: Service Class	0000918571
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class	0000918571
MFS® Variable Insurance Trust - MFS Research Series: Service Class	0000918571
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	0000353905
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class	0001047304

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.

Thank you.